Subsequent Events (Tables) (Peachtree Communities [Member], Subsequent Event [Member])	9 Months Ended
Sep. 30, 2014
Peachtree Communities [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Schedule of Preliminary Recognized Assets Acquired and Liabilities Assumed

Assets acquired and liabilities assumed
Inventories	$56,059
Prepaid expenses and other assets	689
Amortizable intangible assets	2,500
Goodwill	7,919
Total assets	$67,167

Accounts payable	$14,811
Total liabilities	$14,811